Alger AI Enablers & Adopters Investment Objectives and Goals - Class A C Shares [Member] - Alger AI Enablers & Adopters	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alger AI Enablers & Adopters Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alger AI Enablers & Adopters Fund seeks long-term capital appreciation.